PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.2%
Asset-Backed Securities 18.5%
Automobiles 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-01A, Class A, 144A	5.360%	06/20/30		200	$203,983
Ford Credit Auto Owner Trust, Series 2025-01, Class A, 144A	4.860(cc)	08/15/37		300	303,546
OneMain Direct Auto Receivables Trust, Series 2025-01A, Class B, 144A	5.560	10/15/35		200	204,056
Santander Drive Auto Receivables Trust, Series 2025-02, Class D	5.470	05/15/31		200	201,245
					912,830
Collateralized Loan Obligations 14.4%
AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.331(c)	06/15/34	EUR	250	283,267
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.486(c)	02/15/38		500	499,721
Barings Euro CLO DAC (Ireland), Series 2019-01A, Class AR, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)	3.239(c)	04/15/36	EUR	250	282,095
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.322(c)	10/20/35		250	250,697
BlueMountain Fuji Eur CLO DAC (Ireland), Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.829(c)	01/15/33	EUR	250	283,609
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34		250	250,020
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639(c)	10/20/37		250	250,316
Crown City CLO (Cayman Islands), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.879(c)	04/20/37		250	251,098
Elevation CLO Ltd. (Cayman Islands), Series 2021-14A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.549(c)	01/20/38		250	249,843

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619%(c)	10/20/37		250	$250,625
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.789(c)	04/20/37		250	251,118

Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.219(c)	10/20/37		250	251,117
Generate CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/20/38		250	250,460
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	10/20/31		89	88,798
Henley CLOi DAC (Ireland), Series 11A, Class A, 144A , 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.556(c)	04/25/39	EUR	500	566,126
HPS Loan Management Ltd. (Cayman Islands), Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.681(c)	01/23/35		250	250,527
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A , 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.684(c)	10/19/38	EUR	500	566,311
LCM Ltd. (Cayman Islands), Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	10/20/34		250	250,656
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	01/15/38		250	250,712
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.661(c)	07/17/34		290	290,342

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	01/20/38		500	501,183
Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.733(c)	05/15/37	EUR	250	284,892
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.256(c)	09/14/36		250	252,324

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.855%(c)	06/20/34		500	$499,500
Series 2020-22A, Class A1RR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.999(c)	09/16/31		250	250,821

Palmer Square European CLO DAC (Ireland), Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.749(c)	10/15/39	EUR	500	565,582
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.306(c)	10/15/32		427	427,938
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.809(c)	02/14/34		250	250,272
PPM CLO Ltd. (Cayman Islands), Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.731(c)	10/18/34		250	250,065
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.830(c)	04/17/37		250	251,122
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.646(c)	10/15/37		250	250,392

Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.561(c)	04/20/31		113	113,220
Tikehau CLO DAC (Ireland), Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.512(c)	10/15/38	EUR	500	567,906
Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.459(c)	01/20/37		500	500,250
Trinitas Euro CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.879(c)	04/15/37	EUR	250	284,433
Wellfleet CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.676(c)	07/15/37		250	250,188
					11,367,546

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.4%
Affirm Master Trust, Series 2025-01A, Class C, 144A	5.280%	02/15/33	100	$100,150
GreenSky Home Improvement Issuer Trust, Series 2025-01A, Class A4, 144A	5.220	03/25/60	200	200,633
				300,783
Home Equity Loans 1.9%
BRAVO Residential Funding Trust, Series 2025-CES01, Class A1A, 144A	5.703(cc)	02/25/55	244	245,670
GS Mortgage Backed Securities Trust CES1, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	187	187,541
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.028(c)	03/20/54	48	48,446
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.428(c)	05/25/54	65	65,285
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	189	189,581
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.478(c)	07/20/55	268	267,001
RCKT Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.503(cc)	02/25/55	193	193,749
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	293	294,902
				1,492,175
Other 0.5%
GoodLeap Home Improvement Solutions Trust, Series 2025-01A, Class A, 144A	5.380	02/20/49	176	176,624
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.922(c)	02/25/55	194	193,138
				369,762

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.2%
Pret LLC, Series 2025-NPL02, Class A1, 144A	5.835%(cc)	03/25/55	195	$194,102

Total Asset-Backed Securities (cost $14,328,329)				14,637,198
Commercial Mortgage-Backed Securities 8.2%
ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.829(c)	04/15/42	70	70,119
BANK, Series 2023-BNK46, Class A21	6.725(cc)	08/15/56	200	206,005
BANK5 Trust, Series 2025-05YR13, Class A3	5.753(cc)	01/15/58	170	175,838
Barclays Commercial Mortgage Securities Trust,
Series 2023-05C23, Class A3	6.675(cc)	12/15/56	200	211,091
Series 2024-05C29, Class XA, IO	1.600(cc)	09/15/57	999	59,219
Benchmark Mortgage Trust,
Series 2019-B15, Class A4	2.673	12/15/72	300	272,390
Series 2022-B33, Class A1	2.306	03/15/55	200	195,367
Series 2024-V12, Class A3	5.738	12/15/57	120	124,144

BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.529(c)	03/15/42	115	114,281
BMO Mortgage Trust,
Series 2023-C06, Class A2	6.645(cc)	09/15/56	198	208,385
Series 2024-05C4, Class A3	6.526(cc)	05/15/57	180	190,383
Series 2024-5C7, Class A3	5.566(cc)	11/15/57	550	564,813

BX Commercial Mortgage Trust, Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.772(c)	04/15/40	100	100,012
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.419(c)	03/15/41	100	100,000
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.469(c)	07/15/29	100	99,187
Series 2025-DIME, Class A, 144A, 1 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.479(c)	02/15/35	160	159,400
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.079(c)	02/15/35	110	109,106

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust, (cont’d.)
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	5.473%(c)	03/15/30	220	$218,350

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.966(c)	10/18/42	100	99,287
CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.949(c)	09/15/38	50	50,141
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	240	232,354
Commercial Mortgage Trust, Series 2016-COR01, Class A4	3.091	10/10/49	250	244,099
ELM Trust, Series 2024-ELM, Class D10, 144A	6.626(cc)	06/10/39	100	100,272
GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41	100	99,800
IP Mortgage Trust, Series 2025-IP, Class A, 144A	5.250(cc)	06/10/42	100	100,000
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A5	4.029	03/10/52	250	236,114
LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.918(c)	06/15/39	50	49,938
Morgan Stanley Capital I Trust, Series 2015-UBS08, Class A4	3.809	12/15/48	250	248,283
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43	280	284,847
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	5.542(c)	02/15/42	100	99,706
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	6.221(c)	02/15/42	110	108,625

RFR Trust, Series 2025-SGRM, Class A, 144A	5.379(cc)	03/11/41	170	171,872
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41	100	101,262
Series 2024-CNTR, Class C, 144A	6.471	11/13/41	100	103,491
Series 2024-CNTR, Class D, 144A	7.109	11/13/41	100	103,298

TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.572(c)	12/15/39	100	99,969

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301%	10/15/50	273	$266,613
VNDO Trust, Series 2016-350P, Class A, 144A	3.805	01/10/35	172	168,592
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.821(c)	11/15/41	130	130,081
Wells Fargo Commercial Mortgage Trust, Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.268(c)	10/15/41	100	100,354
WEST Trust, Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35	95	95,003

Total Commercial Mortgage-Backed Securities (cost $6,344,202)				6,472,091
Corporate Bonds 23.3%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	500	491,048
Sr. Unsec’d. Notes	3.250	02/01/28	30	28,949
Sr. Unsec’d. Notes	6.298	05/01/29	20	21,037
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	49,875
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	43	43,054
				633,963
Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	4.875	02/04/28	50	50,456
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	115	108,093
Cargill, Inc., Sr. Unsec’d. Notes, 144A	4.625	02/11/28	240	241,938
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.125	03/02/28	150	145,627
				546,114

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750%	10/20/28	305	$302,398
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	25	24,719
				327,117
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	5.113	05/03/29	200	192,372
Sr. Unsec’d. Notes	6.800	05/12/28	200	204,245
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	180	175,887
Sr. Unsec’d. Notes	5.050	04/04/28	178	178,473
Sr. Unsec’d. Notes	5.400	05/08/27	15	15,127

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.950	09/21/26	80	81,044
				847,148
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	5.625	06/15/28	25	24,939
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	75	73,864
				98,803
Banks 5.5%
Bank Negara Indonesia Persero Tbk PT (Indonesia), Sub. Notes, EMTN	3.750	03/30/26	200	196,330
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	325	301,715
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	192,885
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	200	200,907

BNP Paribas SA (France), Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	200	202,073
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	125	123,912

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.174%(ff)	02/13/30	190	$192,496
Sub. Notes	4.450	09/29/27	195	194,088

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	80	81,333
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	2.311(ff)	11/16/27	150	144,479
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,919
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	140	134,477
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	50	49,794
Sr. Unsec’d. Notes	5.798(ff)	08/10/26	180	180,337

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,421
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	5.066(ff)	03/25/31	200	200,960
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.040(ff)	01/23/28	70	70,466
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	500	509,995

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	20	18,220
Morgan Stanley, Sr. Unsec’d. Notes	5.449(ff)	07/20/29	300	306,939
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	85	85,037
Sr. Unsec’d. Notes	6.615(ff)	10/20/27	20	20,556
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	200	201,282
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	200	202,177

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	125	126,635
U.S. Bancorp,
Sr. Unsec’d. Notes	5.384(ff)	01/23/30	30	30,690
Sr. Unsec’d. Notes	5.850(ff)	10/21/33	45	46,589
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	90	91,506
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	250	256,459
				4,393,677

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.3%
Diageo Investment Corp. (United Kingdom), Gtd. Notes	5.125%	08/15/30	230	$234,444
Building Materials 0.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	25	22,145
Holcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.950	04/07/30	65	65,365
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	25	21,875
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	20	20,318
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,569
				154,272
Chemicals 0.5%
Braskem Netherlands Finance BV (Brazil), Gtd. Notes	4.500	01/10/28	200	181,600
Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28	25	25,892
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	110	109,616
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.725	11/15/28	50	50,590
				367,698
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	25	18,375
Commercial Services 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	50,402
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	22,999
Gtd. Notes, 144A	4.625	10/01/27	50	48,387

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Brink’s Co. (The), Gtd. Notes, 144A	4.625%	10/15/27	25	$24,668
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	75	75,464
ERAC USA Finance LLC, Gtd. Notes, 144A	5.000	02/15/29	40	40,715
Herc Holdings Escrow, Inc., Sr. Unsec’d. Notes, 144A	7.000	06/15/30	15	15,455
				278,090
Computers 0.3%
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	6.000	06/04/29	140	144,279
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26	65	64,904
				209,183
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	50	50,484
Diversified Financial Services 0.3%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543(ff)	01/17/31	25	24,962
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26	65	65,443
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	25	26,298
Capital One Financial Corp., Sr. Unsec’d. Notes	7.149(ff)	10/29/27	40	41,269
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	25	25,025
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	25	23,486
PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29	75	71,300
				277,783

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 1.5%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365%	06/15/26	30	$30,125
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	75	75,081
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	50	48,701
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	100	99,140

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	5.150	03/30/26	60	60,202
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28	200	208,632
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.749	09/01/25	130	130,296
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28	50	50,157
Southern California Edison Co.,
First Mortgage	4.875	02/01/27	100	100,099
First Mortgage	4.900	06/01/26	125	125,083

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,185
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	25	24,173
Gtd. Notes, 144A	5.000	07/31/27	125	124,688
Gtd. Notes, 144A	5.625	02/15/27	75	74,986
Gtd. Notes, 144A	6.875	04/15/32	10	10,415
				1,212,963
Engineering & Construction 0.3%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	65	67,936
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	5	5,140
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	197,000
				270,076

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.4%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625%	10/15/29		125	$116,729
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,670
Warnermedia Holdings, Inc., Gtd. Notes	3.755	03/15/27		160	155,139
					296,538
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		25	25,520
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		25	21,902
Sr. Sec’d. Notes, 144A	8.000	09/15/28		25	23,586

Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	100	131,178
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.750	04/01/33		105	106,380
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		75	70,755
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30		275	276,725
Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		210	184,830
					840,876
Gas 0.0%
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		40	40,765

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.2%
CommonSpirit Health, Sr. Sec’d. Notes	5.205%	12/01/31	100	$100,894
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	25	23,890
				124,784
Holding Companies-Diversified 0.3%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	200	205,821
Home Builders 0.4%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	25	24,715
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	25	24,633
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	25	24,750
Meritage Homes Corp., Gtd. Notes, 144A	3.875	04/15/29	195	186,284
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	25	25,210
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	75	74,214
				359,806
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	10	10,353
Insurance 0.0%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850	12/15/29	30	30,237
Leisure Time 0.3%
Carnival Corp., Sr. Sec’d. Notes, 144A	4.000	08/01/28	75	72,673
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	116	115,571

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.750%	02/01/32	10	$9,962

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	25	24,987
				223,193
Lodging 0.3%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	75	76,300
Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.625	06/15/28	160	160,383
Marriott International, Inc., Sr. Unsec’d. Notes	5.450	09/15/26	30	30,304
				266,987
Machinery-Diversified 0.1%
Nordson Corp., Sr. Unsec’d. Notes	5.600	09/15/28	10	10,255
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	35	35,885
				46,140
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,502
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	2.250	01/15/29	90	82,242
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	25	24,291
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	80	78,506
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	25	16,384
Gtd. Notes	7.375	07/01/28	25	17,072
Gtd. Notes	7.750	07/01/26	25	21,504

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	25	$25,779
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27	50	50,012
				365,292
Mining 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30	80	81,111
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	25	24,522
				105,633
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27	100	102,861
Oil & Gas 1.6%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	5.600	06/13/28	150	151,893
Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30	50	49,056
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	16	15,920
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.000	12/15/29	75	74,880
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	75	77,444
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	7.750	02/01/32	85	82,203
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	25	24,875
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28	90	91,735
Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27	50	49,750
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.840	01/23/30	80	74,796

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, EMTN	4.875%	02/21/28	EUR	100	$109,912

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28		25	25,690
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30		200	202,107
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		200	210,471
					1,240,732
Packaging & Containers 0.6%
Ball Corp., Gtd. Notes	6.000	06/15/29		75	76,492
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27		230	219,108
Sr. Sec’d. Notes	5.800	06/15/31		50	51,933
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		50	51,101
Sr. Sec’d. Notes, 144A	6.750	04/15/32		25	25,276

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		25	25,265
					449,175
Pharmaceuticals 0.0%
CVS Health Corp., Jr. Sub. Notes	7.000(ff)	03/10/55		40	40,278
Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		25	24,928
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30		15	15,562
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		70	70,416
Sr. Unsec’d. Notes	5.200	04/01/30		75	75,772
Sr. Unsec’d. Notes	6.100	12/01/28		40	41,777

MPLX LP, Sr. Unsec’d. Notes	1.750	03/01/26		160	156,527

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000%	04/01/27	95	$93,960
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	210	193,929
Gtd. Notes	4.550	07/15/28	100	99,654
Gtd. Notes	5.650	11/01/28	35	36,047

Targa Resources Corp., Gtd. Notes	5.200	07/01/27	125	126,210
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	75	76,150
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.650	07/01/26	130	129,637
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	70	70,398
				1,210,967
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp., Sr. Unsec’d. Notes	3.600	01/15/28	70	68,405
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900	03/15/27	95	93,758
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	90	89,932
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28	75	73,840
Realty Income Corp.,
Sr. Unsec’d. Notes	4.700	12/15/28	75	75,539
Sr. Unsec’d. Notes	4.750	02/15/29	160	160,717
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	25	24,427
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	25	25,339

Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	75	69,460

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500%	02/15/28		71	$75,273
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		200	202,064
					958,754
Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		25	24,195
AutoNation, Inc., Sr. Unsec’d. Notes	1.950	08/01/28		200	183,841
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		75	79,055
Sr. Sec’d. Notes, 144A, PIK 14.000%	9.000	06/01/31		50	58,000

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	100	125,911
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29		50	40,150
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		25	24,959
					536,111
Semiconductors 0.1%
Broadcom, Inc., Sr. Unsec’d. Notes	5.050	07/12/29		89	90,611
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	4.200	05/01/30		140	135,104
Software 0.2%
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		15	14,982

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Fiserv, Inc., Sr. Unsec’d. Notes	5.375%	08/21/28		60	$61,415
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		50	49,915
					126,312
Telecommunications 0.8%
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)		150	150,849
Frontier Communications Holdings LLC, Sec’d. Notes, 144A	6.750	05/01/29		100	101,388
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29		130	130,802
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		115	113,524
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	100	125,344
					621,907
Transportation 0.1%
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		55	51,771
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		75	75,680

Total Corporate Bonds (cost $18,307,231)					18,476,878
Residential Mortgage-Backed Securities 2.4%
BRAVO Residential Funding Trust, Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64		188	188,848
COLT Mortgage Loan Trust, Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		98	98,365

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.422%(c)	03/25/42		100	$103,143
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.121(c)	06/25/42		100	110,050
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.721(c)	12/25/42		67	68,322

Lugo Funding DAC (Spain), Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.549(c)	05/26/66	EUR	100	112,282
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		196	196,122
PMT Credit Risk Transfer Trust, Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.822(c)	05/25/33		359	366,131
PRPM LLC, Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		190	183,893
RCKT Mortgage Trust, Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		94	94,198
Roc Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		200	199,443
Towd Point Mortgage Trust, Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55		200	200,393

Total Residential Mortgage-Backed Securities (cost $1,906,077)					1,921,190
Sovereign Bonds 1.6%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375	04/25/30		200	205,980
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29		200	197,300
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		200	196,562
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	150	149,932

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast Government International Bond (Ivory Coast), (cont’d.)
Sr. Unsec’d. Notes	5.250%	03/22/30	EUR	100	$107,477

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750	06/15/26		200	198,986
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	100	112,410
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	112,410

Total Sovereign Bonds (cost $1,236,930)					1,281,057
U.S. Government Agency Obligations 10.4%
Federal Home Loan Mortgage Corp.	2.500	04/01/51		39	31,980
Federal Home Loan Mortgage Corp.	3.000	07/01/46		73	65,208
Federal Home Loan Mortgage Corp.	3.000	02/01/52		96	82,124
Federal Home Loan Mortgage Corp.	3.500	10/01/45		192	176,854
Federal Home Loan Mortgage Corp.	3.500	09/01/46		428	394,057
Federal Home Loan Mortgage Corp.	3.500	05/01/52		257	228,196
Federal Home Loan Mortgage Corp.	4.000	05/01/52		60	54,987
Federal Home Loan Mortgage Corp.	5.500	08/01/52		72	71,972
Federal Home Loan Mortgage Corp.	5.500	10/01/52		125	123,998
Federal Home Loan Mortgage Corp.	5.500	11/01/52		217	215,679
Federal Home Loan Mortgage Corp.	6.000	04/01/53		212	214,377
Federal National Mortgage Assoc.	1.500	03/01/36		156	137,396
Federal National Mortgage Assoc.	2.000	TBA		1,500	1,165,877
Federal National Mortgage Assoc.	2.000	02/01/36		656	594,107
Federal National Mortgage Assoc.	2.500	TBA		250	203,649
Federal National Mortgage Assoc.	2.500	09/01/50		166	137,042
Federal National Mortgage Assoc.	2.500	06/01/51		182	148,980
Federal National Mortgage Assoc.	2.500	10/01/51		238	194,478
Federal National Mortgage Assoc.	3.000	10/01/44		227	201,855
Federal National Mortgage Assoc.	3.000	06/01/51		282	241,149
Federal National Mortgage Assoc.	3.500	02/01/52		423	377,666
Federal National Mortgage Assoc.	4.000	05/01/52		141	129,862
Federal National Mortgage Assoc.	4.000	06/01/52		102	93,543
Federal National Mortgage Assoc.	4.500	06/01/52		227	214,594
Federal National Mortgage Assoc.	5.000	TBA		1,000	967,856
Federal National Mortgage Assoc.	5.500	TBA		500	494,956
Federal National Mortgage Assoc.	5.500	10/01/52		58	57,859
Government National Mortgage Assoc.	2.000	09/20/50		299	240,554
Government National Mortgage Assoc.	2.000	03/20/51		257	206,886
Government National Mortgage Assoc.	3.000	11/20/51		115	100,371

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	01/20/50	226	$209,081
Government National Mortgage Assoc.	4.500	08/20/52	21	20,223
Government National Mortgage Assoc.	6.500	07/20/54	401	409,561

Total U.S. Government Agency Obligations (cost $8,204,840)				8,206,977
U.S. Treasury Obligations 29.9%
U.S. Treasury Notes	0.750	04/30/26	750	727,148
U.S. Treasury Notes(k)	0.750	05/31/26	3,575	3,456,718
U.S. Treasury Notes	0.875	09/30/26	2,600	2,494,273
U.S. Treasury Notes	1.250	11/30/26	5,200	4,993,625
U.S. Treasury Notes(k)	1.250	12/31/26	7,810	7,485,397
U.S. Treasury Notes	2.000	11/15/26	4,440	4,313,911
U.S. Treasury Notes(k)	4.625	06/30/25	205	205,016

Total U.S. Treasury Obligations (cost $23,655,381)				23,676,088

Shares
Affiliated Exchange-Traded Fund 4.9%
PGIM AAA CLO ETF (cost $3,844,313)(wa)	75,000	3,855,000

Total Long-Term Investments (cost $77,827,303)			78,526,479

Short-Term Investments 3.3%
Affiliated Mutual Fund 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $2,651,500)(wa)	2,651,500	2,651,500
Options Purchased*~ 0.0%
(cost $667)		606

Total Short-Term Investments (cost $2,652,167)		2,652,106

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.5% (cost $80,479,470)		81,178,585

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Value
Options Written*~ (0.0)%
(premiums received $18,858)	$(10,807)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.5% (cost $80,460,612)	81,167,778
Liabilities in excess of other assets(z) (2.5)%	(2,010,925)

Net Assets 100.0%	$79,156,853

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BMO—BMO Capital Markets
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		2		5	$13
(cost $28)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	MSI	06/26/25	450.00		—	EUR	42	$1
Currency Option EUR vs MXN	Call	CITI	06/25/25	26.00		—	EUR	43	3
Currency Option EUR vs PLN	Call	CITI	06/19/25	4.75		—	EUR	49	2

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	JPM	06/12/25	90.00		—	EUR	43	$5
Currency Option EUR vs TRY	Call	JPM	06/12/25	90.00		—	EUR	43	5
Currency Option USD vs BRL	Call	MSI	06/05/25	7.00		—		47	—
Currency Option USD vs BRL	Call	MSI	06/25/25	7.00		—		48	3
Currency Option USD vs CLP	Call	MSI	06/30/25	1,150.00		—		48	1
Currency Option USD vs COP	Call	HSBC	06/05/25	5,200.00		—		94	—
Currency Option USD vs COP	Call	JPM	06/05/25	5,200.00		—		23	—
Currency Option USD vs COP	Call	MSI	06/12/25	5,000.00		—		48	—
Currency Option USD vs JPY	Call	GSI	06/30/25	165.00		—		48	—
Currency Option USD vs KRW	Call	MSI	06/04/25	1,400.00		—		94	104
Currency Option USD vs KRW	Call	CITI	06/04/25	1,600.00		—		94	—
Currency Option USD vs KRW	Call	MSI	06/19/25	1,600.00		—		96	—
Currency Option USD vs KRW	Call	MSI	06/25/25	1,600.00		—		48	—
Currency Option USD vs MXN	Call	MSI	06/12/25	22.00		—		48	1
Currency Option USD vs TRY	Call	JPM	06/20/25	80.00		—		24	20
Currency Option USD vs TRY	Call	JPM	06/27/25	70.00		—		48	48
Currency Option USD vs TWD	Call	MSI	06/05/25	35.00		—		94	—
Currency Option USD vs TWD	Call	JPM	06/10/25	36.00		—		94	—
Currency Option USD vs TWD	Call	JPM	06/20/25	32.00		—		72	1
Currency Option EUR vs USD	Put	MSI	06/18/25	1.00		—	EUR	190	—
Currency Option EUR vs USD	Put	CITI	06/20/25	1.05		—	EUR	42	—
Currency Option EUR vs USD	Put	MSI	06/30/25	1.02		—	EUR	42	—
Currency Option USD vs BRL	Put	CITI	06/05/25	5.00		—		47	—
Currency Option USD vs BRL	Put	CITI	06/05/25	5.00		—		47	—
Currency Option USD vs BRL	Put	HSBC	06/12/25	5.00		—		48	—
Currency Option USD vs COP	Put	MSI	06/12/25	3,700.00		—		28	—
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		185	39
Total OTC Traded (cost $620)									$233

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	2.90%	2.90%(A)	1 Day SOFR(A)/ 4.350%	260	$124

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 06/27/30	Call	JPM	06/25/25	1.00%	1.00%(A)	1 Day SOFR(A)/ 4.350%	150	$—
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.350%	150	236
Total OTC Swaptions (cost $19)								$360
Total Options Purchased (cost $667)								$606
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.25		2		5	$(1,138)
3 Month SOFR	Put	12/12/25	$96.25		2		5	(1,413)
Total Exchange Traded (premiums received $3,156)								$(2,551)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	MSI	06/26/25	404.00		—	EUR	42	$(353)
Currency Option EUR vs MXN	Call	CITI	06/25/25	22.50		—	EUR	43	(262)
Currency Option EUR vs PLN	Call	CITI	06/19/25	4.25		—	EUR	49	(438)
Currency Option EUR vs TRY	Call	JPM	06/12/25	46.00		—	EUR	43	(337)
Currency Option EUR vs TRY	Call	JPM	06/12/25	46.00		—	EUR	43	(337)
Currency Option USD vs BRL	Call	MSI	06/05/25	5.80		—		47	(105)
Currency Option USD vs BRL	Call	MSI	06/25/25	5.65		—		48	(1,096)
Currency Option USD vs CLP	Call	MSI	06/30/25	950.00		—		48	(622)
Currency Option USD vs COP	Call	HSBC	06/05/25	4,350.00		—		94	(18)
Currency Option USD vs COP	Call	JPM	06/05/25	4,350.00		—		23	(5)
Currency Option USD vs COP	Call	MSI	06/12/25	4,200.00		—		48	(324)
Currency Option USD vs JPY	Call	GSI	06/30/25	146.00		—		48	(272)
Currency Option USD vs KRW	Call	CITI	06/04/25	1,400.00		—		94	(104)
Currency Option USD vs KRW	Call	MSI	06/19/25	1,400.00		—		96	(487)
Currency Option USD vs KRW	Call	MSI	06/25/25	1,400.00		—		48	(295)
Currency Option USD vs MXN	Call	MSI	06/12/25	19.90		—		48	(81)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	JPM	06/20/25	41.00		—		24	$(170)
Currency Option USD vs TRY	Call	JPM	06/27/25	41.00		—		48	(475)
Currency Option USD vs TWD	Call	MSI	06/05/25	30.75		—		94	(1)
Currency Option USD vs TWD	Call	JPM	06/10/25	30.20		—		94	(179)
Currency Option USD vs TWD	Call	JPM	06/20/25	30.10		—		72	(299)
Currency Option EUR vs USD	Put	MSI	06/18/25	1.12		—	EUR	190	(466)
Currency Option EUR vs USD	Put	CITI	06/20/25	1.13		—	EUR	42	(172)
Currency Option EUR vs USD	Put	MSI	06/30/25	1.13		—	EUR	42	(216)
Currency Option USD vs BRL	Put	CITI	06/05/25	5.65		—		47	(95)
Currency Option USD vs BRL	Put	CITI	06/05/25	5.65		—		47	(95)
Currency Option USD vs BRL	Put	HSBC	06/12/25	5.65		—		48	(199)
Currency Option USD vs COP	Put	MSI	06/12/25	4,200.00		—		28	(445)
Total OTC Traded (premiums received $15,462)									$(7,948)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 07/29/28	Call	JPM	07/25/25	3.05%	1 Day SOFR(A)/ 4.350%	3.05%(A)	260	$(212)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.350%	3.15%(A)	300	(96)
Total OTC Swaptions (premiums received $240)								$(308)
Total Options Written (premiums received $18,858)								$(10,807)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	3 Month CME SOFR	Sep. 2025	$5,502,031	$533
127	2 Year U.S. Treasury Notes	Sep. 2025	26,344,562	29,582
14	20 Year U.S. Treasury Bonds	Sep. 2025	1,578,937	14,324
				44,439
Short Positions:
2	3 Month CME SOFR	Jun. 2025	478,275	2,946

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Futures contracts outstanding at May 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	5 Year Euro-Bobl	Jun. 2025	$135,278	$(299)
1	5 Year Euro-Bobl	Sep. 2025	134,131	(165)
9	5 Year U.S. Treasury Notes	Sep. 2025	973,688	(3,527)
1	10 Year U.K. Gilt	Sep. 2025	123,256	(1,503)
11	10 Year U.S. Treasury Notes	Sep. 2025	1,218,250	(6,976)
15	10 Year U.S. Ultra Treasury Notes	Sep. 2025	1,688,203	(12,208)
11	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	1,276,687	(22,017)
1	Euro Schatz Index	Jun. 2025	121,885	(319)
				(44,068)
				$371
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/03/25	HSBC	BRL	310	$54,518	$54,118	$—	$(400)
Expiring 06/03/25	MSI	BRL	291	51,000	50,898	—	(102)
Expiring 07/02/25	GSI	BRL	605	106,203	104,999	—	(1,204)
Chilean Peso,
Expiring 06/18/25	DB	CLP	21,470	23,000	22,692	—	(308)
Expiring 06/18/25	HSBC	CLP	17,977	18,999	19,000	1	—
Colombian Peso,
Expiring 06/18/25	HSBC	COP	131,270	31,000	31,528	528	—
Euro,
Expiring 07/22/25	CITI	EUR	42	47,507	47,856	349	—
Expiring 07/22/25	MSI	EUR	42	47,647	47,855	208	—
Hungarian Forint,
Expiring 07/22/25	CITI	HUF	8,333	23,365	23,363	—	(2)
Indian Rupee,
Expiring 06/18/25	HSBC	INR	7,326	85,670	85,534	—	(136)
Expiring 06/18/25	JPM	INR	11,110	130,000	129,716	—	(284)
Indonesian Rupiah,
Expiring 06/18/25	HSBC	IDR	4,968,755	295,953	304,038	8,085	—
Japanese Yen,
Expiring 07/22/25	CITI	JPY	18,679	132,400	130,594	—	(1,806)
Mexican Peso,
Expiring 06/18/25	CITI	MXN	2,152	109,035	110,714	1,679	—

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/18/25	HSBC	TWD	2,337	$78,000	$78,458	$458	$—
Peruvian Nuevo Sol,
Expiring 06/18/25	HSBC	PEN	200	54,518	55,317	799	—
Philippine Peso,
Expiring 06/18/25	HSBC	PHP	9,619	171,341	172,305	964	—
Polish Zloty,
Expiring 07/22/25	CITI	PLN	263	70,094	70,299	205	—
Singapore Dollar,
Expiring 06/18/25	DB	SGD	172	133,000	133,688	688	—
South African Rand,
Expiring 06/18/25	CITI	ZAR	1,742	93,459	96,763	3,304	—
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	7,600	190,000	193,203	3,203	—
Expiring 07/09/25	HSBC	TRY	7,887	193,553	192,803	—	(750)
				$2,140,262	$2,155,741	20,471	(4,992)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 06/03/25	GSI	BRL	601	$106,212	$105,015	$1,197	$—
British Pound,
Expiring 06/03/25	MSI	GBP	175	233,045	235,712	—	(2,667)
Expiring 07/22/25	MSI	GBP	171	230,073	230,368	—	(295)
Chilean Peso,
Expiring 06/18/25	HSBC	CLP	36,947	38,941	39,050	—	(109)
Chinese Renminbi,
Expiring 06/18/25	CITI	CNH	3,216	443,929	447,030	—	(3,101)
Czech Koruna,
Expiring 07/22/25	CITI	CZK	1,021	46,729	46,606	123	—
Euro,
Expiring 06/03/25	BNY	EUR	3,950	4,502,118	4,485,832	16,286	—
Expiring 07/22/25	JPM	EUR	3,922	4,465,100	4,468,682	—	(3,582)
Expiring 07/22/25	JPM	EUR	76	86,000	86,908	—	(908)
Expiring 07/22/25	MSI	EUR	190	213,334	216,491	—	(3,157)
New Taiwanese Dollar,
Expiring 06/18/25	HSBC	TWD	9,955	311,529	334,171	—	(22,642)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 06/18/25	CITI	SGD	376	$288,165	$291,972	$—	$(3,807)
South Korean Won,
Expiring 06/18/25	HSBC	KRW	356,581	249,223	258,572	—	(9,349)
Expiring 06/18/25	MSI	KRW	71,375	50,000	51,757	—	(1,757)
Thai Baht,
Expiring 06/18/25	CITI	THB	8,566	257,012	261,315	—	(4,303)
Turkish Lira,
Expiring 06/03/25	HSBC	TRY	7,600	193,467	193,203	264	—
				$11,714,877	$11,752,684	17,870	(55,677)
						$38,341	$(60,669)
Cross currency exchange contracts outstanding at May 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/22/25	Buy	EUR	49	PLN	210	$—	$(74)	CITI
Credit default swap agreements outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	15	$(6)	$1	$(7)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	40	0.255%	$247	$160	$87	GSI

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Credit default swap agreements outstanding at May 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	12/20/25	1.000%(Q)	40	0.267%	$244	$162	$82	GSI
Hellenic Republic	06/20/27	1.000%(Q)	15	0.215%	264	215	49	BARC
Hellenic Republic	12/20/27	1.000%(Q)	10	0.283%	196	162	34	BARC
Kingdom of Norway	12/20/25	—%(Q)	140	0.043%	(33)	(81)	48	BARC
Kingdom of Spain	06/20/25	1.000%(Q)	50	0.056%	129	25	104	BARC
Morgan Stanley	12/20/25	1.000%(Q)	40	0.257%	247	160	87	GSI
Petroleos Mexicanos	03/23/26	4.100%(Q)	100	*	650	—	650	GSI
Petroleos Mexicanos	05/07/26	4.750%(Q)	250	*	3,644	(74)	3,718	GSI
Republic of Italy	06/20/25	1.000%(Q)	85	0.076%	217	43	174	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	50	3.020%	(1,842)	(1,574)	(268)	MSI
SoftBank Group Corp.	06/20/26	1.000%(Q)	65	1.564%	(247)	(471)	224	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	40	0.277%	382	304	78	GSI
					$4,098	$(969)	$5,067

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	350	3.507%	$20,130	$25,143	$5,013
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	8,650	0.560%	163,234	191,150	27,916
					$183,364	$216,293	$32,929
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
3,170	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.350%	$71	$(4,901)	$(4,972)
2,220	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(5,051)	(5,051)
2,220	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(13,058)	(13,058)
180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.350%	15	(2,005)	(2,020)
2,890	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.350%	701	43,031	42,330
1,800	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.350%	(1,513)	(44,037)	(42,524)
470	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.350%	—	(7,957)	(7,957)

PGIM Short Duration Multi-Sector Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Interest rate swap agreements outstanding at May 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
115	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.350%	$(816)	$(5,484)	$(4,668)
233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.350%	—	5,758	5,758
60	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.350%	26,376	27,706	1,330
655	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.350%	9,490	16,533	7,043
105	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.350%	802	6,247	5,445
360	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.350%	—	14,647	14,647
955	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.350%	(17,346)	(12,789)	4,557
				$17,780	$18,640	$860

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).